Helms Mulliss & Wicker, PLLC    Attorneys at Law
Charlotte    Raleigh    Wilmington    www.hmw.com

704.343.2149 Fax 704.444.8779 rick.viola@hmw.com	201 North Tryon Street Charlotte, NC 28202 P.O. Box 31247 (28231) 704.343.2000 f 704.343.2300
August 30, 2006
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	First Charter Corporation Amendment No. 1 to
Registration Statement on Form S-4 with respect to 2,975,000 Shares of Stock
Ladies and Gentlemen:
     On behalf of First Charter Corporation, a North Carolina corporation (the “Registrant”), and pursuant to the Securities Act of 1933, as amended (the “Act”), we are transmitting herewith for filing with the Securities and Exchange Commission (the “Commission”) Amendment No. 1 to the Registrant’s Registration Statement on Form S-4 (File No. 333-135847), with exhibits, with respect to the pending merger of GBC Bancorp, Inc. with and into the Registrant and the registration of 2,975,000 shares of the Registrant’s common stock. Pursuant to Rule 461 under the Act, the Registrant has, under separate cover, requested acceleration of the effective date of Amendment No. 1 to Registration Statement on Form S-4 (File No. 333-135847) so that it will be effective at 2:00 p.m. on August 30, 2006, or as soon as practicable thereafter. The filing fee was previously paid in connection with the initial filing of the Registration Statement on July 18, 2006.
     Please call the undersigned at 704-343-2149 if you have any questions with respect to this filing.

Very truly yours,
/s/ RICHARD W. VIOLA
Richard W. Viola
RWV/cws

cc:	First Charter Corporation NASDAQ Global Select Market
Enclosure